Expense Example	Mar. 30, 2026 USD ($)
Saturna Growth Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,202
Saturna Growth Fund | Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
Saturna International Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,240
Saturna International Fund | Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	985
Saturna Core Fund | Saturna Core Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,035
Saturna Global Sustainable Bond Fund | Saturna Global Sustainable Bond Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 975